Revenue - Contract costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capitalized Contract Cost [Line Items]
Contract costs	$ 2,673	$ 1,969
Fulfillment costs
Capitalized Contract Cost [Line Items]
Contract costs	2,673	1,432
Contract costs capitalized during the period	2,909	2,256
Capitalized contract costs, recognized	1,668	1,841
Reimbursable bid costs
Capitalized Contract Cost [Line Items]
Contract costs	0	537
Contract costs capitalized during the period	1,464	537
Capitalized contract costs, recognized	$ 2,001	$ 0